Transactions and Balances with Related Parties - Schedule of Compensation to Key Management (Details) - Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation to Key Management [Line Items]
Directors’ fees	$ 583	$ 322
Payroll, provision for bonus and for termination of employment	319	359
Key management	$ 902	$ 681